Loans at amortized cost, etc. - Changes in deferred loan origination costs and fees (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in deferred loan origination costs [Abstract]
Beginning balance	₩ 525,205	₩ 541,932
Loan origination	231,007	208,517
Amortization, etc.	(250,226)	(225,244)
Ending balance	₩ 505,986	₩ 525,205